Derivatives (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2014			2013
			Estimated Fair Value			Estimated Fair Value
		Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps	Interest rate	$6,044	$2,064	$21	$6,419	$1,282	$78
Foreign currency swaps	Foreign currency exchange rate	2,708	65	100	2,713	252	135
Foreign currency forwards	Foreign currency exchange rate	2,335	—	291	2,935	—	77
Subtotal		11,087	2,129	412	12,067	1,534	290
Cash flow hedges:
Interest rate swaps	Interest rate	2,560	528	—	3,121	83	141
Interest rate forwards	Interest rate	225	63	—	450	7	7
Foreign currency swaps	Foreign currency exchange rate	18,325	563	930	12,452	401	660
Subtotal		21,110	1,154	930	16,023	491	808
Foreign operations hedges:
Foreign currency forwards	Foreign currency exchange rate	4,097	295	11	3,182	82	47
Currency options	Foreign currency exchange rate	6,419	415	—	7,362	318	—
Subtotal		10,516	710	11	10,544	400	47
Total qualifying hedges		42,713	3,993	1,353	38,634	2,425	1,145
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps	Interest rate	93,266	4,570	2,051	107,354	3,330	1,767
Interest rate floors	Interest rate	55,645	440	199	63,064	451	346
Interest rate caps	Interest rate	49,128	145	1	39,460	177	—
Interest rate futures	Interest rate	2,707	4	9	6,011	9	9
Interest rate options	Interest rate	48,078	1,241	75	40,978	255	243
Synthetic GICs	Interest rate	4,298	—	—	4,409	—	—
Foreign currency swaps	Foreign currency exchange rate	11,041	447	385	9,307	133	684
Foreign currency forwards	Foreign currency exchange rate	13,206	127	791	11,311	69	359
Currency futures	Foreign currency exchange rate	522	2	—	1,316	1	1
Currency options	Foreign currency exchange rate	8,324	585	340	2,265	53	48
Credit default swaps — purchased	Credit	2,830	8	34	3,725	7	51
Credit default swaps — written	Credit	10,527	181	6	9,055	166	1
Equity futures	Equity market	6,073	65	2	5,157	1	43
Equity index options	Equity market	39,345	1,426	1,036	37,411	1,344	1,068
Equity variance swaps	Equity market	24,598	196	639	21,636	174	577
TRRs	Equity market	3,297	22	101	3,802	—	179
Total non-designated or non-qualifying derivatives		372,885	9,459	5,669	366,261	6,170	5,376
Total		$415,598	$13,452	$7,022	$404,895	$8,595	$6,521

Components of Net Derivatives Gains (Losses)
The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Derivatives and hedging gains (losses) (1)	$1,638	$(8,343)	$(3,158)
Embedded derivatives	(321)	5,104	1,239
Total net derivative gains (losses)	$1,317	$(3,239)	$(1,919)
______________

(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Qualifying hedges:
Net investment income	$158	$135	$111
Interest credited to policyholder account balances	101	150	164
Other expenses	(3)	(6)	(5)
Non-qualifying hedges:
Net investment income	(4)	(6)	(6)
Other revenues	—	—	47
Net derivative gains (losses)	828	328	476
Policyholder benefits and claims	40	(292)	(120)
Total	$1,120	$309	$667

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments
The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)	Other Revenues (3)
	(In millions)
Year Ended December 31, 2014
Interest rate derivatives	$1,545	$—	$42	$—
Foreign currency exchange rate derivatives	(344)	—	—	—
Credit derivatives — purchased	(12)	—	—	—
Credit derivatives — written	21	—	—	—
Equity derivatives	(634)	(18)	(288)	—
Total	$576	$(18)	$(246)	$—
Year Ended December 31, 2013
Interest rate derivatives	$(3,458)	$—	$(27)	$—
Foreign currency exchange rate derivatives	(1,716)	—	—	—
Credit derivatives — purchased	(21)	(14)	—	—
Credit derivatives — written	130	1	—	—
Equity derivatives	(3,663)	(25)	(727)	—
Total	$(8,728)	$(38)	$(754)	$—
Year Ended December 31, 2012
Interest rate derivatives	$(296)	$—	$—	$28
Foreign currency exchange rate derivatives	(660)	—	—	—
Credit derivatives — purchased	(298)	(14)	—	—
Credit derivatives — written	150	—	—	—
Equity derivatives	(2,556)	(9)	(419)	—
Total	$(3,660)	$(23)	$(419)	$28
______________

(1)
Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, derivatives held in relation to trading portfolios and derivatives held within contractholder-directed unit-linked investments.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(3)	Changes in estimated fair value related to derivatives held in connection with the Company’s mortgage banking activities prior to the MetLife Bank Divestiture.

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)
Year Ended December 31, 2014
Interest rate swaps:	Fixed maturity securities	$5	$(1)	$4
	Policyholder liabilities (1)	681	(667)	14
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(11)	2
	Foreign-denominated PABs (2)	(283)	270	(13)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(359)	330	(29)
Total		$57	$(79)	$(22)
Year Ended December 31, 2013
Interest rate swaps:	Fixed maturity securities	$42	$(43)	$(1)
	Policyholder liabilities (1)	(830)	835	5
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(12)	1
	Foreign-denominated PABs (2)	(97)	110	13
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(109)	102	(7)
Total		$(981)	$992	$11
Year Ended December 31, 2012
Interest rate swaps:	Fixed maturity securities	$(4)	$—	$(4)
	Policyholder liabilities (1)	(82)	96	14
Foreign currency swaps:	Foreign-denominated fixed maturity securities	(1)	1	—
	Foreign-denominated PABs (2)	3	(20)	(17)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(51)	50	(1)
Total		$(135)	$127	$(8)
______________

(1)	Fixed rate liabilities reported in PABs or future policy benefits.

(2)	Fixed rate or floating rate liabilities.

Derivatives and Non-Derivative Hedging Instruments in Net Investment Hedging Relationships
The following table presents the effects of derivatives in net investment hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

Derivatives in Net Investment Hedging Relationships (1), (2)	Amount of Gains (Losses) Deferred in AOCI (Effective Portion)
	Years Ended December 31,
	2014	2013	2012
	(In millions)
Foreign currency forwards	$407	$69	$(50)
Currency options	222	262	36
Total	$629	$331	$(14)
______________

(1)
In May 2014, the Company sold its interest in MAL, which was a hedged item in a net investment hedging relationship. See Note 3. As a result, during the year ended December 31, 2014, the Company released losses of $77 million from AOCI into earnings upon the sale. During the years ended December 31, 2013 and 2012, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from AOCI into earnings.

(2)
There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2014			2013
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps (2)	Weighted Average Years to Maturity (3)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps (2)	Weighted Average Years to Maturity (3)
	(In millions)			(In millions)
Aaa/Aa/A
Single name credit default swaps (corporate)	$10	$677	2.4	$10	$545	2.6
Credit default swaps referencing indices	10	1,700	2.6	26	2,739	1.5
Subtotal	20	2,377	2.6	36	3,284	1.6
Baa
Single name credit default swaps (corporate)	23	1,591	2.8	24	1,320	3.1
Credit default swaps referencing indices	94	5,774	4.7	73	4,071	4.7
Subtotal	117	7,365	4.3	97	5,391	4.3
Ba
Single name credit default swaps (corporate)	—	60	3.0	—	5	3.8
Credit default swaps referencing indices	(1)	100	2.0	—	—	—
Subtotal	(1)	160	2.4	—	5	3.8
B
Single name credit default swaps (corporate)	—	—	—	—	—	—
Credit default swaps referencing indices	39	625	4.9	32	375	4.9
Subtotal	39	625	4.9	32	375	4.9
Total	$175	$10,527	3.9	$165	$9,055	3.4
______________

(1)
The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	Assumes the value of the referenced credit obligations is zero.

(3)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

	December 31, 2014		December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$12,256	$6,017	$8,537	$6,367
OTC-cleared (1)	1,380	1,054	302	129
Exchange-traded	71	11	11	53
Total gross estimated fair value of derivatives (1)	13,707	7,082	8,850	6,549
Amounts offset on the consolidated balance sheets	—	—	—	—
Estimated fair value of derivatives presented on the consolidated balance sheets (1)	13,707	7,082	8,850	6,549
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(4,082)	(4,082)	(4,631)	(4,631)
OTC-cleared	(989)	(989)	(122)	(122)
Exchange-traded	(5)	(5)	(5)	(5)
Cash collateral: (3), (4)
OTC-bilateral	(4,153)	(133)	(1,679)	(3)
OTC-cleared	(386)	(62)	(169)	(7)
Exchange-traded	—	(4)	—	(44)
Securities collateral: (5)
OTC-bilateral	(3,768)	(1,700)	(2,105)	(1,464)
OTC-cleared	—	(3)	—	—
Exchange-traded	—	(2)	—	(4)
Net amount after application of master netting agreements and collateral	$324	$102	$139	$269
______________

(1)
At both December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $255 million. At December 31, 2014 and 2013, derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $60 million and $28 million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company’s balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $263 million and $0 at December 31, 2014 and 2013, respectively.

(4)
The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $87 million (including $36 million off-balance sheet cash collateral held in separate custodial accounts) and $104 million, respectively, and provided excess cash collateral of $192 million and $236 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $395 million and $238 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $117 million and $66 million, respectively, for its OTC-bilateral derivatives, $199 million and $141 million, respectively, for its OTC-cleared derivatives, and $245 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses)Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)			Amount and Location of Gains (Losses)Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)			(Ineffective Portion)
		Net Derivative Gains (Losses)	Net Investment Income	Other Expenses	Net Derivative Gains (Losses)
	(In millions)
Year Ended December 31, 2014
Interest rate swaps	$722	$42	$9	$—	$3
Interest rate forwards	86	(7)	4	2	—
Foreign currency swaps	(139)	(768)	(2)	2	1
Credit forwards	—	—	1	—	—
Total	$669	$(733)	$12	$4	$4
Year Ended December 31, 2013
Interest rate swaps	$(635)	$20	$8	$—	$(3)
Interest rate forwards	(59)	10	3	(1)	1
Foreign currency swaps	(165)	(3)	(3)	1	3
Credit forwards	(4)	—	1	—	—
Total	$(863)	$27	$9	$—	$1
Year Ended December 31, 2012
Interest rate swaps	$(34)	$1	$4	$(3)	$2
Interest rate forwards	(17)	1	2	(1)	—
Foreign currency swaps	(164)	23	(5)	1	(6)
Credit forwards	—	—	1	—	—
Total	$(215)	$25	$2	$(3)	$(4)

Schedule of Derivative Instruments
The following table presents the estimated fair value of the Company’s OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company’s credit rating at the reporting date or if the Company’s credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

		Estimated Fair Value of Collateral Provided		Fair Value of Incremental Collateral Provided Upon
	Estimated Fair Value of Derivatives in Net Liability Position (1)	Fixed Maturity Securities	Cash	One Notch Downgrade in the Company’s Credit Rating	Downgrade in the Company’s Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position
	(In millions)
December 31, 2014
Derivatives subject to credit-contingent provisions	$1,832	$1,750	$131	$5	$7
Derivatives not subject to credit-contingent provisions	84	65	2	—	—
Total	$1,916	$1,815	$133	$5	$7
December 31, 2013
Derivatives subject to credit-contingent provisions	$1,674	$1,530	$—	$27	$34
Derivatives not subject to credit-contingent provisions	20	—	3	—	—
Total	$1,694	$1,530	$3	$27	$34
______________

(1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2014	2013	2012
	(In millions)
Net derivative gains (losses) (1)	$(321)	$5,104	$1,239
Policyholder benefits and claims	$87	$(139)	$75
______________

(1)
The valuation of guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $13 million, ($952) million and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2014	2013
		(In millions)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$324	$247
Funds withheld on assumed reinsurance	Other invested assets	53	38
Options embedded in debt or equity securities	Investments	(217)	(145)
Net embedded derivatives within asset host contracts		$160	$140
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	PABs and Future policy benefits	$(1,126)	$(2,296)
Assumed guaranteed minimum benefits	PABs	973	1,262
Funds withheld on ceded reinsurance	Other liabilities	83	60
Other	PABs	24	5
Net embedded derivatives within liability host contracts		$(46)	$(969)